Cover	Jun. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-40920
Entity Registrant Name	Aeries Technology, Inc.
Entity Central Index Key	0001853044
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#08-13
Entity Address, Address Line Three	Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
City Area Code	(919)
Local Phone Number	228-6404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0008 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0008 per share
Trading Symbol	AERT
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $92.00
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $92.00
Trading Symbol	AERTW
Security Exchange Name	NASDAQ